Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	As at December 31,	As at December 31,
	2018 $	2017 $
Cash	2,905	6,319
Short-term bank deposits	38,699	49,075
	41,604	55,394

As at December 31, 2018 $215 of cash was held in Canadian dollars (December 31, 2017 – $5,898) and $2,691 in US dollars (December 31, 2017 – $421) and earning interest between 0.25-1.5%. Short-term bank deposits are held in US dollars and earn interest between 1.0-2.81%.